CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 468,888	$ 538,785
Accounts receivable, net of allowance for credit losses	1,387,690	1,401,989
Unbilled revenue	1,258,706	1,286,274
Other receivables	91,018	79,487
Prepayments and other current assets	140,713	140,435
Income taxes receivable	61,626	83,523
Total current assets	3,408,641	3,530,493
Non-current assets:
Property, plant and equipment, net	390,837	382,879
Goodwill	8,927,323	9,051,410
Intangible assets, net	3,384,322	3,559,792
Operating right-of-use assets	134,341	147,602
Other receivables	89,932	72,796
Deferred tax asset	100,810	74,758
Investments in equity	71,284	57,948
Total Assets	16,507,490	16,877,678
Current liabilities:
Accounts payable	113,288	173,025
Unearned revenue	1,528,343	1,614,758
Other liabilities	998,472	923,603
Income taxes payable	49,350	55,258
Current bank credit lines, loan facilities and notes	529,762	29,762
Total current liabilities	3,219,215	2,796,406
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	2,878,547	3,396,398
Lease liabilities	125,110	140,085
Non-current other liabilities	99,490	83,470
Non-current income taxes payable	105,832	125,834
Deferred tax liability	744,450	812,486
Commitments and contingencies	0	0
Total Liabilities	7,172,644	7,354,679
Shareholders' Equity:
Ordinary shares, issued and outstanding	6,290	6,586
Additional paid-in capital	7,100,059	7,020,231
Other undenominated capital	1,606	1,304
Accumulated other comprehensive loss	(86,944)	(229,929)
Retained earnings	2,313,835	2,724,807
Total Shareholders' Equity	9,334,846	9,522,999
Total Liabilities and Shareholders' Equity	$ 16,507,490	$ 16,877,678